Bank loans (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Brokers and Dealers [Abstract]
Car loans - current portion	$ 45,757	$ 43,902
Car loans - non-current portion	$ 15,213	$ 36,511